Financial Instruments (Details) - Schedule of current and long-term portions of the fair value of the company’s derivative assets and liabilities $ in Thousands	Dec. 31, 2021 CAD ($)
Financial Instruments (Details) - Schedule of current and long-term portions of the fair value of the company’s derivative assets and liabilities [Line Items]
Other long-term financial assets	$ 1,038
Other current financial liabilities	(5,367)
Total	(4,329)
Level 2 [Member]
Financial Instruments (Details) - Schedule of current and long-term portions of the fair value of the company’s derivative assets and liabilities [Line Items]
Other long-term financial assets	30,266
Other current financial liabilities	(12,581)
Other long-term financial liabilities	(5,448)
Total	12,237
Interest rate swaps [Member]
Financial Instruments (Details) - Schedule of current and long-term portions of the fair value of the company’s derivative assets and liabilities [Line Items]
Other long-term financial assets
Other current financial liabilities	(5,367)
Total	(5,367)
Interest rate swaps [Member] | Level 2 [Member]
Financial Instruments (Details) - Schedule of current and long-term portions of the fair value of the company’s derivative assets and liabilities [Line Items]
Other long-term financial assets
Other current financial liabilities	(12,581)
Other long-term financial liabilities	(5,448)
Total	(18,029)
Prepayment options [Member]
Financial Instruments (Details) - Schedule of current and long-term portions of the fair value of the company’s derivative assets and liabilities [Line Items]
Other long-term financial assets	1,038
Other current financial liabilities
Total	1,038
Prepayment options [Member] | Level 2 [Member]
Financial Instruments (Details) - Schedule of current and long-term portions of the fair value of the company’s derivative assets and liabilities [Line Items]
Other long-term financial assets	30,266
Other current financial liabilities
Other long-term financial liabilities
Total	$ 30,266